Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Social Capital Hedosophia Holdings Corp.
Entity Central Index Key	0001706946
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false